CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
Total Revenues	$ 763,353	$ 560,319	$ 7,094,270	$ 2,125,851
Cost of Goods Sold	534,638	558,229	6,941,278	2,036,933
Total	228,715	2,090	152,992	88,918
Selling, general and administrative expenses	2,331,285	2,203,805	18,327,792	3,575,897
Loss from operations	(2,102,570)	(2,201,715)	(18,174,800)	(3,486,979)
Other Income (Expenses)
Amortization of debt discount	(41,126)
Loss from derivatives issued with debt greater than debt carrying value	(224,000)	(1,214,000)	(4,808,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	408,200	(1,284,825)	1,912,037	673,000
Interest Expense	(188,529)	(215,950)	(1,096,324)	(1,278,721)
Total Other Income (Expense)	(45,455)	(2,714,775)	(3,992,287)	(2,659,721)
Loss before Provision for Income taxes	(2,148,025)	(4,916,490)	(22,167,087)	(6,146,700)
Provision for Income Taxes	2,000		13,455	1,650
Net Loss	(2,150,025)	(4,916,490)	(22,180,542)	(6,148,350)
Net Loss attributable to non-controlling interest	73,511		291,330
Net Loss attributable to Terra Tech Corp.	$ (2,076,514)	$ (4,916,490)	$ (21,889,212)	$ (6,148,350)
Net Loss per Common Share attributable to Terra Tech Corp common stockholders - Basic and Diluted	$ (0.01)	$ (0.03)	$ (0.13)	$ (0.06)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	204,859,138	155,761,420	174,297,430	99,041,439